Loans to Third Parties (Details) - Schedule of loans to third parties - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Loans to Third Parties (Details) - Schedule of loans to third parties [Line Items]
Total		$ 1,937,114	$ 1,915,709
Sichuan Jingpin Construction Decoration Engineering Co., Ltd [Member]
Loans to Third Parties (Details) - Schedule of loans to third parties [Line Items]
Total	[1]	309,762	306,514
Henan Tianxia Kang Trading Co., Ltd [Member]
Loans to Third Parties (Details) - Schedule of loans to third parties [Line Items]
Total	[2]	$ 1,627,352	$ 1,609,195

[1]	The Group made a loan to Sichuan Jingpin Construction Decoration Engineering Co., Ltd (“Jingpin”) on February 10, 2020. The loan earns annual interest of 18% and its principal and interest was due on February 10, 2021. The Group expects to be repaid as of November 10, 2021.
[2]	The Group made a loan to Henan Tianxia Kang Trading Co., Ltd (“Tianxia Kang”) on December 28, 2020. The loan was interest free due to the short term and due on January 28, 2021. The loan was repaid on January 13, 2021. On January13, 2021, the Group provided a new interest-free loan of $1,627,352 (or RMB 10.5 million) to Tianxia Kang due on July 13, 2021, which was repaid on July 9, 2021.